Significant Accounting Policies - Schedule of Financial Assets and Liabilities Measured Fair Value (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Assets and Liabilities Measured Fair Value [Line Items]
Money market funds	[1]	$ 4,321	$ 28,373
Marketable securities	[2]	18,402	26,006
Total assets		22,723	54,379
Current maturities of long term loan		2,972	3,378
Total liabilities		2,972	3,378
Fair Value, Inputs, Level 2 [Member]
Schedule of Financial Assets and Liabilities Measured Fair Value [Line Items]
Money market funds	[1]	4,321	28,373
Marketable securities	[2]	18,402	26,006
Total assets		22,723	54,379
Current maturities of long term loan
Total liabilities
Fair Value, Inputs, Level 3 [Member]
Schedule of Financial Assets and Liabilities Measured Fair Value [Line Items]
Money market funds	[1]
Marketable securities	[2]
Total assets
Current maturities of long term loan		2,972	3,378
Total liabilities		2,972	3,378
Fair Value, Inputs, Level 1 [Member]
Schedule of Financial Assets and Liabilities Measured Fair Value [Line Items]
Marketable securities	[2]
Total assets
Current maturities of long term loan
Total liabilities

[1]	As of December 31, 2024, approximately $4,321 thousand of money market funds were classified under “Cash and Cash equivalents” in the consolidated balance sheets as such securities met all applicable classification criteria. As of December 31, 2023, approximately $28,373 thousand of money market funds were classified under “Cash and Cash equivalents” in the consolidated balance sheets as such securities met all applicable classification criteria.
[2]	The following tables summarize the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities as of December 31, 2024 and 2023: